Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions	Mar. 09, 2018 Installment $ / shares	Mar. 14, 2017 $ / shares	Apr. 10, 2018 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid per share		$ 3.35
Subsequent Event 1 [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid per share	$ 3.35
Number of dividend payment installments | Installment	2
Bank loans received | $			$ 10,100